Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Text block1 [abstract]
Commitments and Contingencies
16 – Commitments and Contingencies
In connection with its Streams, the Company has committed to purchase the following:

Stream	% of Life of Mine Gold or Relevant Commodity	Per Ounce Cash Payment: lesser of amount below and the then prevailing market price of commodity (unless otherwise noted) 1

Black Fox	8%	$589

Blyvoor 2	10%	$572

Bonikro 3	6%	$400

CEZinc 4	1%	20% of quarterly average zinc spot price

Chapada 5	4.2%	30% of copper spot price

Entrée 6,7	5.62% on Hugo North Extension and 4.26% on Heruga	Varies

Greenstone 8	2.375%	20% of gold spot price

Hod Maden 9	20%	50% of gold spot price until 405,000 ounces of gold have been delivered, then 60% of gold spot price thereafter

Karma	1.625%	20% of gold spot price

Mercedes 10	25,200 ounces of gold over 3.5 years and 4.4% thereafter 3,750,000 ounces of silver, and 30% of silver produced thereafter	Varies

Platreef 11	37.5%	Varies

Relief Canyon 12	32,022 ounces over 5.5 years and 4% thereafter	Varies

Santa Elena	20%	$473

South Arturo	40%	20% of silver spot price

Vatukoula 13	11,022 ounces over 4 .5 years and 1.199% - 1.363% thereafter	20% of gold spot price

Woodlawn 14	Varies	20% of silver spot price

Yamana silver stream 15	20%	30% of silver spot price

1	Subject to an annual inflationary adjustment.

2
For the Blyvoor Gold Stream, until
300,000
ounces have been delivered
,
Blyvoor Gold (Pty)
Ltd. will deliver 10% of gold production until
16,000
ounces have been delivered in the calendar year, then 5% of the remaining production for that calendar year. Following the Initial Blyvoor Delivery Threshold, Sandstorm will receive 0.5% of gold production on the first
100,000
ounces in a calendar year until a cumulative
10.32
million ounces of gold have been produced. Under the Stream agreement Sandstorm will make ongoing payments at the lesser of $
572
per ounce delivered and the gold market price on the business day immediately preceding the date of delivery.

3
For the Bonikro Gold Stream, Sandstorm will receive 6% of gold produced at the mine until 39,000 ounces of gold are delivered, then 3.5% of gold produced until 61,750 cumulative
ounces of gold have been delivered, then 2% thereafter. Under the Stream agreement Sandstorm will make ongoing payments at the lesser of $400 per ounce delivered and the gold market price on the business day immediately preceding the date of delivery.

4	For the CEZinc zinc stream, the Company has committed to purchase 1.0% of the zinc produced until the later of June 30, 2030 or delivery of 68.0 million pounds of zinc under the contract.

5
For the Chapada copper stream, the Company has committed to purchase an amount equal to 4.2% of the copper produced (up to an annual maximum of 3.9 million pounds of copper) until the mine has delivered 39 million pounds of copper to Sandstorm; then 3.0% of the copper produced until, on a cumulative basis, the mine has delivered
50
million pounds of copper to Sandstorm; then 1.5% of the copper produced thereafter, for the life of the mine.

6
For the Entrée Gold Stream, after approximately 8.6 million ounces of gold have been produced from the joint venture property, the price increases from $220 per gold ounce
 to $500 per gold ounce. For the Entrée silver stream, the purchase price is the lesser of the prevailing market price and $5 per ounce of silver until 40.3 million ounces of silver have been produced from the entire joint venture property. Thereafter, the purchase price will increase to the lesser of the prevailing market price and $10 per ounce of silver. For the Entrée Gold and silver stream, percentage of life of mine is 5.62% on Hugo North Extension and 4.26% on Heruga if the minerals produced are contained below 560 metres in depth. For the Entrée Gold and silver stream, percentage of life of mine is 8.43% on Hugo North Extension and 6.39% on Heruga if the minerals produced are contained above 560 metres in depth.

7
For the Entrée copper stream, the Company has committed to purchase an amount equal to 0.42% of the copper produced from the Hugo North Extension and Heruga deposits. If the minerals produced are contained above 560 metres in depth, then the commitment increases to 0.62% for both the Hugo North Extension and Heruga deposits. Sandstorm will make ongoing per pound cash payments equal to the lesser of $0.50 and the then prevailing market price of copper, until 9.1 billion pounds of copper have been produced from the entire joint venture property. Thereafter, the ongoing per pound payments will increase to the lesser of $1.10 and the then prevailing market price of copper.

8
For Greenstone, the Gold Stream on the project is for 2.375% of gold production from the Greenstone joint venture (100% basis), until 120,333 ounces of gold have been delivered, then 1.583% thereafter. In addition to the ongoing payments of 20% of the spot price of gold
and to the extent the costs are incurred by the Greenstone joint venture, Sandstorm will pay the joint venture $30 per ounce to fund mine-level environmental and social programs.

9
Under the Hod Maden Gold Stream, Sandstorm
will receive 20% of all gold produced from Hod Maden (on a 100% basis) and will make ongoing payments of 50% of the gold spot price until 405,000 ounces of gold are delivered (the “Delivery Threshold”). Once the Delivery Threshold has been reached, Sandstorm will receive 12% of the gold produced for the life of the mine for ongoing payments of 60% of the gold spot price.

10
Under the terms of the Mercedes Gold Stream, after receipt of 25,200 gold ounces (the cost of which is 7.5% of the spot price), the Company is entitled to purchase 4.4% of the gold produced from the Mercedes Mine for ongoing per ounce cash payments equal to 25% of the spot price of gold. Under the terms of the Mercedes silver stream, until 3,750,000 ounces of silver have been delivered under the contract (the cost of which is 20% of the spot price of silver), the Company is entitled to purchase 100% of silver produced with a minimum annual delivery requirement of 300,000 ounces per annum. After 3,750,000 ounces of silver have been delivered under the contract, the Company is entitled to purchase 30% of silver produced (the cost of which is 20% of the spot price of silver).

11
Under the terms of the Platreef Gold Stream, the Company has the right to purchase 37.5% of gold produced until 131,250 gold ounces have been delivered, 30% until an aggregate of 256,980 ounces of gold are delivered, and 1.875% thereafter if certain conditions are met. In calculating gold deliveries owing under the Stream, a fixed payability factor of 80% is applied to all gold production. Until 256,980 ounces have been delivered, Sandstorm will make ongoing payments equal to the lesser of $100 per ounce of gold and the gold market price on the business day immediately preceding the date of delivery. After 256,980 ounces have been delivered, Sandstorm will make ongoing payments of 80% of the spot price of gold for each ounce delivered.

12
For the Relief Canyon Stream, after receipt of 32,022 gold ounces (the cost of which is nil), the Company is entitled to purchase 4.0% of the gold and silver produced from the Relief Canyon Mine for ongoing per ounce cash payments equal to 30%–65% of the spot price of gold or silver, with the range dependent on the concession’s existing royalty obligations.

13
Under the terms of the amended Vatukoula Gold Stream, the Company is entitled to fixed deliveries totalling
 11,022
gold ounces (the cost of which is
 20%
of the spot price) after January 1, 2023 (the “Vatukoula Fixed Delivery Period”). Following the Vatukoula Fixed Delivery Period, the Company is entitled to purchase
 1.363%
for the first 100,000 ounces of gold produced in a calendar year, and
 1.199%
for the volume of production above 100,000 ounces, with both variable delivery rates subject to upward adjustment depending on the final scale of the Company’s investment in the Vatukoula Gold Stream.

14
For the Woodlawn silver stream, Sandstorm has agreed to purchase an amount of silver equal to 80% of payable silver produced. Deliveries under the Woodlawn silver stream are capped at A$27 million. In addition, the Company holds a second stream at Woodlawn under which the operator has agreed to pay Sandstorm A$1.0 million for each 1Mt of tailings ore processed at Woodlawn, subject to a cumulative cap of A$10 million.

15
Under the terms of the Yamana silver stream, Sandstorm has agreed to purchase an amount of silver from Cerro Moro equal to 20% of the silver produced (up to an annual maximum of 1.2

million ounces of silver), until Yamana has delivered to Sandstorm
7.0 million ounces of silver; then 9.0% of the silver produced thereafter.

Contractual obligations related to bank debt and interest are as follows:

In $000s	Total	Less than one year	1-3 years

Bank debt 1	$497,500	$-	$497,500

Interest 2	93,450	37,116	56,334

	$590,950	$37,116	$553,834
1
As at December 31, 2022, the Company had $497.5 million drawn and outstanding on the Revolving Facility. The repayment date in the table above reflects the full term of the facility which matures on October 6, 2025, assuming no extension periods.

2
The amounts drawn on the Revolving Facility are subject to an interest rate of SOFR plus 1.875%–3.5% per annum, and the undrawn portion of the Revolving Facility is subject to a standby fee of 0.4219% - 0.7875% per annum, both of which are dependent on the terms of the Revolving Facility and the Company’s leverage ratio. The interest charges have been estimated based on assumptions of the Company’s future leverage ratio. The Revolving Facility incorporates sustainability-linked incentive pricing terms that allow the Company to reduce the borrowing costs from the interest rates described above as the Company’s ESG targets are met. The interest charges have been
estimated based on the assumption that the Company will continue with the same pricing adjustment to the debt maturity date. As the applicable interest rate is floating in nature, the interest charges are estimated based on market forward interest rate curves at the ending of the reporting period combined with the assumption that the principal balance outstanding at December 31, 2022, does not change until the debt maturity date.

As previously disclosed, Sandstorm became aware that a third party commenced legal proceedings against it in a Brazilian court. The proceedings involve severance owed to former employees of Colossus Mineração Ltda., a Brazilian subsidiary company of Colossus Minerals Inc. (an entity with which Sandstorm entered into a Stream). Since these severance claims, estimated to be approximately $8 million, remain outstanding, the claimants are seeking to recoup their claims from Sandstorm. Sandstorm intends on defending itself as it believes the case is without merit.
As part of the Horizon Copper transaction, the Company agreed to make available certain additional funds to Horizon Copper subject to certain conditions, including availability, use of proceeds and other customary conditions up to a maximum of $150 million. The facility will bear interest at
SOFR
plus a margin (currently 2.0% - 3.5% per annum). The maturity date of the Horizon Copper facility is August 31, 2032 and is convertible to Horizon Copper shares at the option of the Company or Horizon Copper (provided that no conversion will be effected if it would result in the Corporation holding a greater than 34% equity interest in Horizon Copper). No amounts have been drawn to-date.
As of December 31, 2022, the Company had signed a
12

year
lease for office space which commences in the second quarter of 2023. A portion of this space will be sublet. Under the terms of this agreement the minimum lease payments for the entire space, including the sublet areas, are $25 million over the lease term
.